THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT CONFIDENTIAL TREATMENT EXPIRED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  9/30/07

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       November 14, 2008
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,738,147 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING
AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD
NONE

3COM CORP                       COM               885535104     13539    2740775  SHR         SOLE           2740775   0
0
ABITIBI-CONSOLIDATED INC        COM               003924107      5249    2999704  SHR         SOLE           2999704   0
0
AFFILIATED COMPUTER SERVICES    CL A              008190100    175935    3501900  SHR         SOLE           3501900   0
0
BAUSCH & LOMB INC               COM               071707103    100659    1572800  SHR         SOLE           1572800   0
0
BAUSCH & LOMB INC               COM               071707103     64000    1000000  SHR   PUT   SOLE           1000000   0
0
BOWATER INC                     COM               102183100      2438     163400  SHR         SOLE            163400   0
0
BOWATER INC                     COM               102183100       776      52000  SHR   CALL  SOLE             52000   0
0
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109    175287    5016800  SHR   PUT   SOLE           5016800   0
0
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109      2224      63645  SHR         SOLE             63645   0
0
CLEAR CHANNEL COMMUNICATIONS    COM               184502102     66980    1789000  SHR         SOLE           1789000   0
0
CLEAR CHANNEL COMMUNICATIONS    COM               184502102     42120    1125000  SHR   PUT   SOLE           1125000   0
0
CLEAR CHANNEL COMMUNICATIONS    COM               184502102     37440    1000000  SHR   CALL  SOLE           1000000   0
0
CYTYC CORP                      COM               232946103     52381    1099279  SHR         SOLE           1099279   0
0
GENESCO INC                     COM               371532102     31546     683850  SHR         SOLE            683850   0
0
HARMAN INTL INDS INC            COM               413086109     57103     660000  SHR         SOLE            660000   0
0
SLM CORP                        COM               78442P106    274551    5527500  SHR   PUT   SOLE           5527500   0
0
SLM CORP                        COM               78442P106    248256    4998099  SHR         SOLE           4998099   0
0
SLM CORP                        COM               78442P106    210179    4231500  SHR   CALL  SOLE           4231500   0
0
TRIBUNE CO NEW                  COM               896047107     51908    1900004  SHR         SOLE           1900004   0
0
TXU CORP                        COM               873168108    125576    1834035  SHR         SOLE           1834035   0
0
